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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2012

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one):  [_] is a restatement
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

OMT Capital Management LLC
One Montgomery Street, Suite 3300
San Francisco, CA 94104

Form 13F File Number: 028-14338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Richard Duff
President
415.296.8100

Signature, Place and Date of Signing:

      /s/ Richard Duff            San Francisco, CA        11/14/2012
-----------------------------    --------------------    --------------
         [Signature]                [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       1

Form 13F Information Table Entry Total:                 31

Form 13F Information Table Value Total (x$1000):   234,705
                                                (thousands)

List of Other Included Managers: Hatteras Alternative Mutual Funds Trust

                               (See attachment)

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
Column 1                  Column 2   Column 3    Column 4      Column 5       Column 6  Column 7        Column 8
--------                  -------- ------------- -------- ------------------ ---------- --------        --------
                          Title of                Value   Shares or Sh/ Put/ Investment Other      Voting Authority
Name of Issuer              Class     CUSIP      (x$1000)  Prn Amt  Prn Call Discretion Managers   Sole    Shared  None
ABIOMED INC                Common  CSP_003654100  7,701     366,890 SH         Sole                366,890
                                                  1,559      74,260 SH         Other                        74,260
AFFYMETRIX INC             Common  CSP_00826T108  6,354   1,467,430 SH         Sole              1,467,430
                                                  1,326     306,250 SH         Other                       306,250
AIR TRANS SVCS GROUP INC   Common  CSP_00922R105  2,822     641,360 SH         Sole                641,360
                                                    543     123,410 SH         Other                       123,410
ALIGN TECHNOLOGY INC       Common  CSP_016255101  6,324     171,070 SH         Sole                171,070
                                                  1,300      35,160 SH         Other                        35,160
ALLIANCE DATA SYSTEMS      Common  CSP_018581108  7,383      52,010 SH         Sole                 52,010
                                                  1,523      10,730 SH         Other                        10,730
ARRIS GROUP INC            Common  CSP_04269Q100  7,223     564,760 SH         Sole                564,760
                                                  1,496     116,970 SH         Other                       116,970
ATLAS AIR WORLDWIDE
 HOLDINGS                  Common  CSP_049164205  4,006      77,590 SH         Sole                 77,590
                                                    821      15,900 SH         Other                        15,900
BROADRIDGE FINL SOLUTION   Common  CSP_11133T103  4,236     181,550 SH         Sole                181,550
                                                    875      37,490 SH         Other                        37,490
BROCADE COMMUNS SYS
 NEW                       Common  CSP_111621306  9,158   1,549,610 SH         Sole              1,549,610
                                                  1,872     316,750 SH         Other                       316,750
CARDTRONICS INC            Common  CSP_14161H108  7,394     248,290 SH         Sole                248,290
                                                  1,541      51,740 SH         Other                        51,740
CARTERS INC                Common  CSP_146229109  3,610      67,050 SH         Sole                 67,050
                                                    710      13,190 SH         Other                        13,190
CHICOS FAS INC             Common  CSP_168615102  7,153     394,960 SH         Sole                394,960
                                                  1,423      78,600 SH         Other                        78,600
ESCO TECHNOLOGIES INC      Common  CSP_296315104  4,816     123,960 SH         Sole                123,960
                                                    918      23,640 SH         Other                        23,640
FINANCIAL ENGINES INC      Common  CSP_317485100  8,443     354,300 SH         Sole                354,300
                                                  1,753      73,550 SH         Other                        73,550
GRACO INCORPORATED         Common  CSP_384109104  7,132     141,850 SH         Sole                141,850
                                                  1,490      29,640 SH         Other                        29,640
HOLOGIC INC                Common  CSP_436440101  8,655     427,610 SH         Sole                427,610
                                                  1,788      88,320 SH         Other                        88,320
INFORMATICA CORP           Common  CSP_45666Q102  8,323     239,090 SH         Sole                239,090
                                                  1,698      48,790 SH         Other                        48,790
INTL RECTIFIER CORP        Common  CSP_460254105  6,225     372,950 SH         Sole                372,950
                                                  1,277      76,490 SH         Other                        76,490

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
ITC HOLDINGS CORP                 Common CSP_465685105  2,304    30,490 SH    Sole       30,490
                                                          457     6,040 SH    Other               6,040
KVH INDUSTRIES INC                Common CSP_482738101  1,522   112,819 SH    Sole      112,819
                                                            -         0 SH    Other                   0
LANDSTAR SYSTEM INC               Common CSP_515098101  4,699    99,380 SH    Sole       99,380
                                                          964    20,380 SH    Other              20,380
MASTEC INC                        Common CSP_576323109  8,949   454,240 SH    Sole      454,240
                                                        1,854    94,110 SH    Other              94,110
NATIONAL CINEMEDIA INC            Common CSP_635309107  8,128   496,540 SH    Sole      496,540
                                                        1,694   103,510 SH    Other             103,510
NEWPORT CORP                      Common CSP_651824104  5,502   497,460 SH    Sole      497,460
                                                        1,128   101,980 SH    Other             101,980
PLANTRONICS INC                   Common CSP_727493108  7,327   207,380 SH    Sole      207,380
                                                        1,486    42,050 SH    Other              42,050
ROVI CORPORATION                  Common CSP_779376102  5,757   396,750 SH    Sole      396,750
                                                        1,222    84,200 SH    Other              84,200
SCIENTIFIC GAMES CP CL A CLASS A  Common CSP_80874P109  8,481 1,025,490 SH    Sole    1,025,490
                                                        1,774   214,520 SH    Other             214,520
SERVICESOURCE INTERNATIONAL       Common CSP_81763U100  1,060   103,270 SH    Sole      103,270
                                                          219    21,380 SH    Other              21,380
SHUTTERFLY INC                    Common CSP_82568P304  6,737   216,490 SH    Sole      216,490
                                                        1,391    44,710 SH    Other              44,710
THE JONES GROUP INC               Common CSP_48020T101  6,188   480,770 SH    Sole      480,770
                                                        1,261    98,010 SH    Other              98,010
WORLD FUEL SERVICES CORP                 CSP_981475106 11,376   319,452 SH    Sole      319,452
                                                        2,354    66,100 SH    Other              66,100